Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share Presented in the Statement of Operations - USD ($)	2 Months Ended	3 Months Ended					8 Months Ended	9 Months Ended		11 Months Ended
	Mar. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Schedule of Net Income (Loss) Per Share Presented in the Statement of Operations [Abstract]
Net income (loss)	$ (551)	$ 36,244	$ 602,004	$ 611,090	$ 279,403	$ (73,071)	$ 205,781	$ 1,249,338	$ 205,781	$ 404,616
Accretion of carrying value to redemption value		(878,570)			(447,388)			(3,357,236)	(10,064,211)
Net loss including accretion of carrying value to redemption value		$ (842,326)			$ (167,985)			$ (2,107,898)	$ (9,858,430)	$ (10,068,283)